GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS [Abstract]
Net (loss) gain on lease terminations	$ (500)	$ 0	$ 10,119	$ (12,548)
(Loss) gain on sale of assets	0	0	(2,109)	9,666
Amortization of deferred gains	3,788	3,787	11,363	7,866
Gain on sale of assets and amortization of deferred gains	$ 3,288	$ 3,787	$ 19,373	$ 4,984